SHARE-BASED COMPENSATION (Allocated Share-based Compensation Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	$ 59	$ 56	$ 49
Employee Service Share Based Compensation Tax Benefit Realized From Exercise of Awards	5	3
Employee Service Share Based Compensation Tax Deficiency From Exercise Of awards			(5)
Cost of Products and Services [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	11	11	11
Research and Development Expense [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	10	9	8
Selling, General and Administrative Expenses [Member]
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Share-based compensation expense	$ 38	$ 36	$ 30